FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Schedule of highest and lowest points in equity price risk) (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Hong Kong – Hang Seng Index	27,231
Bottom of range [member]
Disclosure of fair value measurement of assets [line items]
Hong Kong – Hang Seng Index	21,139
Top of range [member]
Disclosure of fair value measurement of assets [line items]
Hong Kong – Hang Seng Index	29,175